VIA EDGAR

July 15, 2019

Ms. Valerie J. Lithotomos

Senior Counsel

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	ABS Long/Short Strategies Fund (“Fund”)

File No. 811-23079/333-224160

Dear Ms. Lithotomos:

On behalf of the Fund, transmitted herewith for filing with the U.S. Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 2 (the “Amendment”) to the Fund’s Registration Statement on Form N-2. The Amendment has been tagged to indicate paragraphs that include changes made from the last Form N-2, which was filed with the Commission on July 13, 2018.

This filing is made to incorporate: (1) the Fund’s financial statements for its fiscal year ended April 30, 2019 and related annual updates; and (2) to make other minor changes to the Registration Statement.

I note that the Fund needs to have an effective registration statement by August 31, 2019.

If it would be helpful, we would be happy to file as correspondence a redline showing the specific changes made from the last filing.

Thank you for your assistance. If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182.

Kind regards,

Edward C. Lawrence